(Loss) earnings per share (Tables)	3 Months Ended
Nov. 30, 2023
Notes and other explanatory information [abstract]
Schedule of (loss) earnings per share

	Three months ended November 30,
	2023	2022
Net (loss) income attributable to shareholders	$(966)	$3,512
Weighted average number of common shares for basic EPS(1)	285,283,429	276,477,860
Effect of dilutive stock options, warrants, RSUs and share awards	—	1,221,178
Weighted average number of common shares for diluted EPS(1)	285,283,429	277,699,038

(1)	The weighted average number of common shares for basic and diluted EPS include 6.3 million gross number of vested, but unissued, common shares relating to common share awards.